GOODWILL AND INTANGIBLE ASSETS - GOODWILL BY GLOBAL BUSINESS UNIT (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Goodwill, Gross	$ 56,777	$ 55,103	$ 57,562
Goodwill, Impaired, Accumulated Impairment Loss	(1,589)	(1,330)	0
Goodwill [Roll Forward]
Goodwill, net , beginning of year	53,773	57,562
Acquisitions and divestitures	1,015	401
Goodwill, Impairment Loss	(259)	(1,330)
Translation and other	659	(2,860)
Goodwill, net, end of year	55,188	53,773
Beauty Segment Member
Goodwill, Gross	17,094	16,860	18,039
Goodwill, Impaired, Accumulated Impairment Loss	(431)	(431)	0
Goodwill [Roll Forward]
Goodwill, net , beginning of year	16,429	18,039
Acquisitions and divestitures	(21)	(3)
Goodwill, Impairment Loss	0	(431)
Translation and other	255	(1,176)
Goodwill, net, end of year	16,663	16,429
Grooming Segment Member
Goodwill, Gross	21,775	21,579	22,650
Goodwill, Impaired, Accumulated Impairment Loss	(1,158)	(899)	0
Goodwill [Roll Forward]
Goodwill, net , beginning of year	20,680	22,650
Acquisitions and divestitures	(40)	(12)
Goodwill, Impairment Loss	(259)	(899)
Translation and other	236	(1,059)
Goodwill, net, end of year	20,617	20,680
Health Care Segment Member
Goodwill, Gross	8,318	8,247	8,074
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0
Goodwill [Roll Forward]
Goodwill, net , beginning of year	8,247	8,074
Acquisitions and divestitures	0	477
Goodwill, Impairment Loss	0	0
Translation and other	71	(304)
Goodwill, net, end of year	8,318	8,247
Fabric Care And Home Care Segment Member
Goodwill, Gross	4,453	4,424	4,589
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0
Goodwill [Roll Forward]
Goodwill, net , beginning of year	4,424	4,589
Acquisitions and divestitures	(14)	34
Goodwill, Impairment Loss	0	0
Translation and other	43	(199)
Goodwill, net, end of year	4,453	4,424
Baby, Feminine and Family Care Segment Member
Goodwill, Gross	4,828	3,684	3,804
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0
Goodwill [Roll Forward]
Goodwill, net , beginning of year	3,684	3,804
Acquisitions and divestitures	1,090	(3)
Goodwill, Impairment Loss	0	0
Translation and other	54	(117)
Goodwill, net, end of year	4,828	3,684
Corporate [Member]
Goodwill, Gross	309	309	406
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0
Goodwill [Roll Forward]
Goodwill, net , beginning of year	309	406
Acquisitions and divestitures	0	(92)
Goodwill, Impairment Loss	0	0
Translation and other	0	(5)
Goodwill, net, end of year	$ 309	$ 309